Group Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Group Accounting Policies
Basis of accounting and preparation of financial information

These unaudited condensed consolidated interim financial statements (Interim Financial Statements) for the six months ended 30 June 2019 have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (IASB) and adopted by the EU.

The unaudited condensed consolidated interim financial statements for the six months ended 30 June 2019 were approved by the Board of directors on 25 July 2019.

The annual financial statements of the Group are prepared in accordance with IFRSs as issued by the IASB and adopted by the EU. Except as noted below, the interim financial statements have been prepared applying the accounting policies and presentation that were applied in the preparation of the Group’s published consolidated financial statements for the year ended 31 December 2018. In addition, from 1 January 2019, AstraZeneca elected to early adopt the October 2018 update to IFRS 3, which changed the definition of a business. The EU has not yet endorsed this update to IFRS 3, but it is considered highly probable that the amendment will be endorsed during 2019 before its effective date of 1 January 2020 with early adoption permitted. The change in definition of a business within IFRS 3 allowed the Group to apply the optional concentration test to perform a simplified assessment of whether an acquired set of activities and assets is or is not a business on a transaction by transaction basis. It is considered that adopting this amendment will provide more reliable and comparable information about certain transactions as it provides more consistency in accounting for substantially similar transactions that under the previous definition may have been accounted for in different ways despite limited differences in substance.

Adoption of new accounting standards

IFRS 16

IFRS 16 ‘Leases’ is effective for accounting periods beginning on or after 1 January 2019 and replaces IAS 17 ‘Leases’. It eliminates the classification of leases as either operating leases or finance leases and, instead, introduces a single lessee accounting model. The adoption of IFRS 16 resulted in the Group recognising lease liabilities, and corresponding ‘right-of-use’ assets for arrangements that were previously classified as operating leases.

The Group’s principal lease arrangements are for property, most notably a portfolio of office premises, and for a global car fleet, utilised primarily by our sales and marketing teams. The Group has adopted IFRS 16 using a modified retrospective approach with the cumulative effect of initially applying the standard as an adjustment to the opening balance of retained earnings at 1 January 2019. The standard permits a choice on initial adoption, on a lease-by-lease basis, to measure the right-of-use asset at either its carrying amount as if IFRS 16 had been applied since the commencement of the lease, or an amount equal to the lease liability, adjusted for accruals or prepayments. The Group has elected to measure the right-of-use asset equal to the lease liability, with the result of no net impact on opening retained earnings and no restatement of prior period comparatives.

Initial adoption resulted in the recognition of right-of-use assets of $722m and lease liabilities of $720m. The weighted average incremental borrowing rate applied to the lease liabilities on 1 January 2019 was 3%.

The Group is using one or more practical expedients on transition to leases previously classified as operating leases, including electing to not apply the retrospective treatment to leases for which the term ends within 12 months of initial application, electing to apply a single discount rate to portfolios of leases with similar characteristics, reliance on previous assessments on whether arrangements contain a lease and whether leases are onerous, excluding initial direct costs from the initial measurement of the right-of-use asset, and using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

Key judgements made in calculating the initial impact of adoption include determining the lease term where extension or termination options exist. In such instances, all facts and circumstances that may create an economic incentive to exercise an extension option, or not exercise a termination option, have been considered to determine the lease term. Extension periods (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). Estimates include calculating the discount rate which is based on the incremental borrowing rate.

The Group is applying IFRS 16’s low-value and short-term exemptions. While the IFRS 16 opening lease liability is calculated differently from the previous operating lease commitment calculated under the previous standard, there are no material differences between the positions.  The adoption of IFRS 16 has had no impact on the Group’s net cash flows, although a presentation change has been reflected whereby cash outflows of $84m are now presented as financing, instead of operating. There is an immaterial benefit to Operating profit and a corresponding increase in Finance expense from the presentation of a portion of lease costs as interest costs. Profit before tax, taxation and EPS have not been significantly impacted.

IFRIC 23

IFRIC 23 ‘Uncertainty Over Income Tax Treatments’ is effective for accounting periods beginning on or after 1 January 2019 and provides further clarification on how to apply the recognition and measurement requirements in IAS 12 ‘Income Taxes’. It is applicable where there is uncertainty over income tax treatments. The EU endorsed IFRIC 23 on 24 October 2018. The adoption of IFRIC 23 has principally resulted in an adjustment in the value of tax liabilities because IFRIC 23 requires the Group to measure the effect of uncertainty on income tax positions using either the most likely amount or the expected value amount depending on which method is expected to better reflect the resolution of the uncertainty.

The Group has retrospectively applied IFRIC 23 from 1 January 2019 recognising the cumulative effect of initially applying the interpretation as decreases to income tax payable of $51m and to trade and other payables of $3m, and a corresponding adjustment to the opening balance of retained earnings of $54m. There is no restatement of the comparative information as permitted in the interpretation.

Collaboration Revenue

Collaboration Revenue

Effective from 1 January 2019, the Group updated the presentation of an element of Total Revenue within the Statement of Comprehensive Income and changed the classification of some income to reflect the increasing importance of collaborations to AstraZeneca. Historically, Externalisation Revenue formed part of Total Revenue and only included income arising from collaborative transactions involving AstraZeneca's medicines, whether internally developed or previously acquired. Such income included upfront consideration, milestones receipts, profit share income and royalties, as well as other income from collaborations. The updated category of Collaboration Revenue includes all income previously included within Externalisation Revenue, as well as income of a similar nature arising from transactions where AstraZeneca has acquired an interest in a medicine and as part of the acquisition entered into an active collaboration with the seller. This change is a result of the growing importance of collaborations to AstraZeneca. Income arising from all collaborations, other than product sales, will be recognised within the Collaboration Revenue element of Total Revenue. Historically there has been no collaboration income arising from such acquisitions, and therefore no prior year restatement of financial results is required as a result of this change.

Income from royalties and disposals of assets and businesses, where the Group does not retain a significant element of continued interest, continue to be recorded in Other Operating Income and Expense.

Legal proceedings	Legal proceedings The information contained in Note 5 updates the disclosures concerning legal proceedings and contingent liabilities in the Group’s Annual Report and Form 20‑F Information 2018.
Basis for preparation of Financial Statements on a going concern basis

Going concern

The Group has considerable financial resources available. As at 30 June 2019 the Group has $9.5bn in financial resources (cash balances of $5.4bn and undrawn committed bank facilities of $4.1bn, of which $3.4bn is available until April 2022, $0.5bn is available until November 2020 (extendable to November 2021) and $0.2bn is available until December 2019 (extendable to December 2020), with only $1.8bn of debt due within one year). The Group’s revenues are largely derived from sales of products which are covered by patents which provide a relatively high level of resilience and predictability to cash inflows, although government price interventions in response to budgetary constraints are expected to continue to adversely affect revenues in many of the mature markets. The Group, however, anticipates new revenue streams from both recently launched medicines and products in development, and the Group has a wide diversity of customers and suppliers across different geographic areas. Consequently, the Directors believe that, overall, the Group is well placed to manage its business risks successfully.

On the basis of the above paragraph, the going concern basis has been adopted in these interim financial statements.

Financial information

Financial information

The comparative figures for the financial year ended 31 December 2018 are not the Group’s statutory accounts for that financial year. Those accounts have been reported on by the Group’s auditors and have been delivered to the registrar of companies; their report was (i) unqualified, (ii) did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498(2) or (3) of the Companies Act 2006.